EMPLOYEE BENEFIT PLANS (Details Textual)	12 Months Ended
	Dec. 31, 2013 Prc Government Managed Retirement Plan [Member] USD ($)	Dec. 31, 2013 Prc Government Managed Retirement Plan [Member] CNY	Dec. 31, 2012 Prc Government Managed Retirement Plan [Member] CNY	Dec. 31, 2011 Prc Government Managed Retirement Plan [Member] CNY	Dec. 31, 2013 Prc Government Managed Retirement Plan [Member] Maximum [Member]	Dec. 31, 2013 Prc Government Managed Retirement Plan [Member] Minimum [Member]	Dec. 31, 2013 Hong Kong Mandatory Provident Fund Schemes [Member] USD ($)	Dec. 31, 2013 Hong Kong Mandatory Provident Fund Schemes [Member] CNY	Dec. 31, 2012 Hong Kong Mandatory Provident Fund Schemes [Member] CNY	Dec. 31, 2011 Hong Kong Mandatory Provident Fund Schemes [Member] CNY
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan Annual Contribution Per Employee Percent					9.00%	6.50%
Defined Contribution Plan, Cost Recognized	$ 1,807	10,940	13,142	11,792			$ 69	425	430	340
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent							5.00%	5.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount							$ 25